SonicShares™ Global Shipping ETF

SCHEDULE OF INVESTMENTS at December 31, 2022 (Unaudited)

	Shares	Value
Common Stocks - 98.9%
Commercial Services - 0.4%
Inui Global Logistics Co. Ltd.	4,823	$72,741

Energy - Alternate Sources - 0.3%
Eneti, Inc.	6,886	69,204

Transportation - 98.2% (1)
AP Moller - Maersk A/S - Class B	467	1,046,885
Ardmore Shipping Corp. (2)	6,307	90,884
Atlas Corp. (3)	65,604	1,006,365
BW LPG Ltd.	25,499	196,206
Cool Co. Ltd. (2)	9,871	113,931
COSCO SHIPPING Energy Transportation Co. Ltd. - H Share	217,042	166,293
COSCO SHIPPING Holdings Co. Ltd. - H Share	772,066	787,404
Costamare, Inc.	21,609	200,531
D/S Norden A/S	6,572	394,253
d’Amico International Shipping SA (2)	223,046	88,791
Danaos Corp. (3)	3,682	193,894
Dfds A/S	14,894	548,063
DHT Holdings, Inc.	28,910	256,721
Diana Shipping, Inc. (3)	15,192	59,249
Dorian LPG Ltd.	7,408	140,382
Eagle Bulk Shipping, Inc.	2,432	121,454
Euronav NV	41,419	693,566
FLEX LNG Ltd.	9,449	307,709
Frontline Ltd. (3)	58,924	715,337
GasLog Partners L.P.	9,019	60,067
Genco Shipping & Trading Ltd.	7,795	119,731
Global Ship Lease, Inc. (3)	6,743	112,271
Golden Ocean Group Ltd.	35,072	305,968
Grindrod Shipping Holdings Ltd.	3,531	66,065
Hapag-Lloyd AG (3)	4,501	853,134
Heung-A Shipping Co. Ltd. (2)	45,918	49,204
HMM Co. Ltd.	60,006	927,732
Hoegh Autoliners ASA	33,892	223,286
International Seaways, Inc.	8,723	322,925
Kawasaki Kisen Kaisha Ltd.	53,180	1,123,291
KNOT Offshore Partners L.P.	6,294	60,611
Korea Line Corp. (2)	57,015	98,068
Matson, Inc.	6,715	419,755
Mitsui OSK Lines Ltd.	40,991	1,022,095
MPC Container Ships ASA	81,629	134,653
Navigator Holdings Ltd. (2)	13,733	164,247
Navios Maritime Partners L.P.	5,326	138,263
Nordic American Tankers Ltd.	38,401	117,507
NS United Kaiun Kaisha Ltd.	4,384	128,751
Okeanis Eco Tankers Corp.	5,947	102,749
Orient Overseas International Ltd.	54,610	986,555
Pacific Basin Shipping Ltd.	937,656	317,159
Pan Ocean Co. Ltd.	96,860	438,915
Safe Bulkers, Inc.	21,455	62,434
Samudera Shipping Line Ltd.	99,147	62,096
Scorpio Tankers, Inc.	15,848	852,147
SFL Corp. Ltd.	24,626	227,052
SITC International Holdings Co. Ltd.	475,273	1,057,116
Star Bulk Carriers Corp. (3)	18,252	350,986
Stolt-Nielsen Ltd.	11,638	318,388
Teekay Corp. (2)	18,587	84,385
Teekay Tankers Ltd. - Class A (2)	5,190	159,904
Wallenius Wilhelmsen ASA	80,862	796,636
ZIM Integrated Shipping Services Ltd. (3)	21,337	366,783
		19,758,847
Total Common Stocks - 98.9%
(Cost $23,192,997)		19,900,792

Short-Term Investments - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund, Class X, 4.100% (4)	115,804	115,804
Total Short-Term Investments
(Cost $115,804)		115,804

Investments Purchased with Collateral from Securities Lending - 14.2%
Mount Vernon Liquid Assets Portfolio, LLC, 4.560% (4)	2,849,911	2,849,911
Total Investments Purchased With Collateral From Securities Lending
(Cost $2,849,911)		2,849,911

Total Investments in Securities - 113.7%
(Cost $26,158,712)		22,866,507
Liabilities in Excess of Other Assets - (13.7)%		(2,748,899)
Total Net Assets - 100.0%		$20,117,608

(1)
The Fund tracks the Solactive Global Shipping Index (the “Index”). To the extent the Index concentrates in securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. Please reference the prospectus for additional information.

(2)	Non-income producing security.
(3)
This security or a portion of this security was out on loan as of December 31, 2022. Total loaned securities had a value of $2,710,156 or 13.5% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(4)	The rate shown is the annualized seven-day effective yield as of December 31, 2022.

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The SonicShares™ Global Shipping ETF  (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$19,900,792	$–	$–	$19,900,792
Short-Term Investments	–	115,804	–	–	115,804
Investments Purchased With Collateral From Securities Lending (2)	2,849,911	–	–	–	2,849,911
Total Investments in Securities	$2,849,911	$20,016,596	$–	$–	$22,866,507

(1) See Schedule of Investments for the industry breakout.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.